CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES AND COMMITMENTS

The Group had the following contingencies and commitments as of December 31, 2013:

Guarantee

As of December 31, 2013, the Company has the following effective guarantee agreement:

On October 22, 2013, the Company's subsidiary, Henan Green, entered into a cross-corporate guarantee agreement with Henan Shaolin Auto Co., Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $33.0 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee period is effective when the borrower entered into the borrowing agreement.

On November 25, 2013, the Company's subsidiary, Henan Green, entered into a cross-corporate guarantee agreement with Henan Xibao Metallurgy Materials Group Co. Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $49.6 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee period is effective when the borrower entered into the borrowing agreement.

On December 5, 2013, the Company's subsidiary, Henan Green, entered into a cross-corporate guarantee agreement with Zhengzhou Panhong Commerce & Trade Co Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $16.5 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee period is effective when the borrower entered into the borrowing agreement.

On December 20, 2013, the Company's subsidiary, Henan Green, entered into a cross-corporate guarantee agreement with Henan Huatai Special Cable Co., Limited, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $33.0 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee period is effective when the borrower entered into the borrowing agreement.

Legal proceedings or claims

As of December 31, 2013, the Group’s management has evaluated all such proceedings and claims, and determined that the Group was not subject to any loss contingencies either for legal proceedings or claims that would significantly affect the Company's financial condition. In addition, the management has not aware of any product liability claims arising as of December 31, 2013 and therefore, the Group has not recognized any product liability claims accrual.

Service agreement signed

The Company has a service agreement with Cambelle-Inland, LLC that provided consultation services upon the agreement expire on April 30, 2014. As of December 31, 2013, the Company’s remaining potential minimum cash obligation to this agreement was $125,000.

Asset agreement signed

On February 26, 2013, the Company's subsidiary, Henan Green acquired land use right with totaling 24.94 acres from a related party, Zhengzhou Company. The payment of acquisition was fully settled as at June 30, 2013 and the transfer of land use right is still in process. The total consideration is of approximately $43.6 million (RMB 268,000,000). In addition, if any party breaches its representations and warranties provided in the asset transfer agreement, the breaching party is required to pay the other parties for damages in an amount of approximately $0.16 million (RMB 1 million).

Except as described above, we do not have any off balance sheet arrangements that have or are reasonably likely to have a current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to an investment in our securities.